Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The Cardinal Health 401(k) Savings Plan for Employees of Puerto Rico (the “Plan”) is a defined contribution plan, covering substantially all employees of certain subsidiaries of Cardinal Health, Inc. (the “Company”) residing in Puerto Rico. Employees who are covered by a collective bargaining agreement are not eligible to participate, unless the agreement provides for participation. Eligible employees participate upon their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

A trust with a bank in Puerto Rico was established for the Plan. In addition, certain assets of the Plan are held within the Cardinal Health Stable Value Fund (the “Stable Value Master Trust”), which was established for the Plan and certain other plans of the Company. See Note 3 for more information regarding the Stable Value Master Trust.

Effective January 1, 2024, the Plan was amended and restated in compliance with the Internal Revenue Code for a New Puerto Rico (2011), as amended (the “Code”).

The description of the Plan provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

Administration
The Company’s Financial Benefit Plans Committee (the “Committee”) is the Plan administrator and is responsible for the general operation and administration of the Plan.

Banco Popular de Puerto Rico is the trustee of the Plan. Principal Financial Group and certain of its affiliates perform the recordkeeping and asset custodian duties.

Contributions
Contributions that may be made to the Plan include participant elective contributions, rollover contributions, Company matching, discretionary employer, and discretionary special contributions.

Participants may elect to contribute a percentage of their eligible compensation (subject to certain limitations), as defined by the Plan document. Participants who have or will attain at least age 50 by the end of the plan year may elect to contribute up to an additional $1,500 in each of 2025 and 2024 as a catch-up contribution. Participants may also roll over amounts representing distributions from other qualified plans.

The Company match is 200% of each participant’s compensation deferral contributions that do not exceed 1% of the participant’s compensation, and 50% of each participant’s compensation deferral contributions that exceed 1% of the participant’s compensation but that do not exceed 5% of the participant’s compensation.

In addition, the Company may elect to make discretionary employer contributions and/or discretionary special contributions. Discretionary employer contributions are allocated to participants based generally on their proportionate share of total eligible compensation and eligible compensation above the Social Security taxable wage base amount for the year of allocation.

The Plan’s discretionary employer contribution is determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors or such other committee, entity, or person authorized by the Human Resources and Compensation Committee for such purposes. To be eligible for the discretionary employer contribution, participants generally must be employed on the last day of the Company’s fiscal year, June 30.

The discretionary employer contribution is calculated on eligible compensation received during the Company’s fiscal year ending within the Plan year for which the discretionary employer contribution is made to the Plan. No discretionary employer contributions were made to the Plan for the years ended December 31, 2025 and 2024.
The Plan’s discretionary special contributions, if any, are allocated to the participants in the eligible group ratably based on their proportionate share of the total eligible compensation in that group. No discretionary special contributions were made to the Plan for the years ended December 31, 2025 and 2024.

Participants direct the investment of their contributions into various investment options offered by the Plan. The Company’s matching, discretionary employer and discretionary special contributions, if any, are also invested as directed by participants.

Participant Accounts
Each participant’s account is credited with the participant’s elective contributions, any rollover contributions made by the participant and allocations of the Company’s contributions and Plan earnings or losses. A participant is entitled to the benefit provided from the participant’s vested account balance.

Vesting
Participants are 100% vested immediately in their elective deferral, rollover, and Company matching contributions, plus actual earnings thereon. A participant is 100% vested in the Company’s discretionary employer and discretionary special contributions after three years of vesting service, or if the participant dies, becomes totally disabled, or reaches retirement age, as defined in the Plan document, while employed by the Company. The Plan provides for the partial vesting of the Company contributions to participants with more than one year, but less than three years, of vesting service, who were terminated as part of a designated reduction in workforce, as defined in the Plan document.

Forfeitures
Non-vested account balances are generally forfeited either upon full distribution of vested balances or completion of five consecutive one-year breaks in service, as defined in the Plan document. Forfeitures are either used to reduce Company contributions to the Plan or to pay reasonable expenses of the Plan as determined by the Committee.

Forfeitures used to reduce Company contributions and to pay reasonable expenses of the Plan were $7,937 and $11,862 during 2025 and 2024, respectively. At December 31, 2025 and 2024, forfeited non-vested accounts were $125 and $3,909, respectively.

Administrative Expenses
Administrative expenses are paid by the Company or from the assets of the Plan. General expenses paid from the Plan’s assets are allocated among participant accounts to the extent not paid from forfeitures, except for fees for loans, withdrawals, and Qualified Domestic Relations Orders, which are paid from the account of the participant incurring the expense.

Participant Loans
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000, less the highest outstanding loan balance during the prior 12 months or 50% of their vested account balance. Loan terms primarily range from 1 to 5 years for general purposes, or up to 15 years for the purchase of a primary residence. Participant loans are secured by 50% of the vested balance in the participant’s account as of the date of the loan and bear interest at a reasonable rate, as established by the Committee, currently Prime plus 1%, which is set for the life of the loan. Interest rates for new loans are subject to change on a monthly basis. Loan repayments, including interest and applicable loan fees, are generally repaid through payroll deductions.

Payment of Benefits
Upon termination of employment, death, retirement, or total disability, distributions are generally made in the form of a lump-sum payment or installments. In addition, the Plan includes a provision for participants to make withdrawals from their rollover contributions account at any time, elective contributions account under certain hardship circumstances, or their account after attaining age 59 1/2, as defined in the Plan document. Required qualified joint and survivor annuity payment options are preserved for the portion of the participant accounts transferred to the Plan from a money purchase pension plan, if any.